Other Non-Current Assets (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 16, 2016 USD ($)	Jun. 16, 2016 EUR (€)	Dec. 31, 2021	Dec. 31, 2020 USD ($)
Other Non-Current Assets Details [Abstract]
Purchase of data repository	$ 279	€ 258
Decided impair percentages			2 years
Impairment charge				$ 279